Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Liabilities for Estimated Fair Value of Derivative Warrant Instruments

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate (1)	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range (1)	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range (1)	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	2,125,000
Market price of the Company’s common stock on the measurement date	$0.05
Exercise price	$0.06
Risk free interest rate (1)	0.37%
Dividend yield	0.00%
Volatility	295.28%
Expected exercise term in years	2.0

(2)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The following is a summary of the assumptions used in the Black-Scholes option pricing model to estimate the fair value of the warrants as of balance sheet dates at October 31, 2012 and January 31, 2012, respectively:

	October 31, 2012	January 31, 2012

Common stock issuable upon exercise of warrants	40,864,129	38,739,129
Market price of the Company’s common stock on the measurement dates	$0.012	$0.064
Exercise price	$ 0.05 - 0.125	$0.125
Risk free interest rate range (1)	0.11 - 0.30%	0.08-0.13%
Dividend yield	0.00%	0.00%
Volatility range	242.55 - 337.17%	288.34%
Expected exercise term in years	0.14-1.37	0.39-0.95

(1)	The risk-free interest rate was determined by management using the 3- and 6-month and 1- and 2-year Treasury Bill yield as October 31, 2012 and the 6-month and 1-year Treasury Bill as of January 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

In April 2011, the Company added to the Unit Offering a first over-allotment option. As such, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $71,973, $131,077, and $88,824 at the grant dates of April 7, 2011, April 13, 2011, and April 30, 2011, respectively. The April 2011 grants were re-valued as being $211,117 at the balance sheet date of January 31, 2012. The Company recorded an $80,757 change in value as unrealized gain in non-operating income for the year ended January 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

In June and July 2011, the Company closed its first and second over-allotment options. The Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $149,203 and $102,957 at the grant dates of June 15, 2011 and July 15, 2011, respectively. The grants were re-valued as being $222,508 at January 31, 2012. The Company recorded a $29,652 change in value as unrealized gain in non-operating income for the year ended January 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The following is a summary of the assumptions used in the Black-Scholes option pricing model to estimate the fair value of the warrants as of balance sheet dates at January 31, 2012 and January 31, 2011, respectively:

	January 31,	January 31,
	2012	2011

Common stock issuable upon exercise of warrants	38,739,129	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.064	$0.087
Exercise price	$0.125	$0.125
Risk free interest rate range (1)	0.08-0.13%	0.42%
Dividend yield	0.00%	0.00%
Volatility	288.34%	266.74%
Expected exercise term in years	0.39-0.95	1.40

(1)	The risk-free interest rate was determined by management using the 6-month and 1-year Treasury Bill as of January 31, 2012 and the average of 1 and 2 years Treasury Bill as of January 31, 2011.